SHARE-BASED PAYMENTS - Share option plan changes (Details) - Share option Options in Thousands	12 Months Ended
	Dec. 31, 2024 Options $ / shares	Dec. 31, 2024 Options $ / shares $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2023 Options $ / shares $ / shares
Share-based payment transaction
Balance at January 1 | Options	859	859	7,186	7,186
Exercised | Options	(824)	(824)	(6,327)	(6,327)
Outstanding at end of period | Options	35	35	859	859
Exercisable at end of period | Options	35	35	859	859
Balance at January 1 | $ / shares	$ 4.68		$ 2.84
Exercised | $ / shares	4.69		2.59
Outstanding at end of period | $ / shares	4.60		4.68
Exercisable at end of period | $ / shares	4.60	$ 4.60	4.68	$ 4.68
Weighted average share price at the date of exercise | (per share)	$ 10.04	$ 7.89	$ 5.61	$ 4.88
Weighted average remaining contractual life (years)	1 year 1 month 9 days	1 year 1 month 9 days